GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
GOODWILL

NOTE 6:-   GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2014 are as follows:

Balance as of January 1, 2013	$6,121

Foreign currency translation adjustments	47

Balance as of December 31, 2013	6,168

Acquired during the year (see Note 1d)	13,518

Foreign currency translation adjustments	(309)

Balance as of December 31, 2014	$19,377